Repurchase Agreements	3 Months Ended
Mar. 31, 2020
Repurchase Agreements [Abstract]
Repurchase Agreements
Note 11 – Repurchase Agreements

The Company had outstanding approximately $1.6 billion and $2.3 billion of borrowings under its repurchase agreements as of March 31, 2020 and December 31, 2019, respectively. The Company’s obligations under these agreements had weighted average remaining maturities of 34 days and 42 days as of March 31, 2020 and December 31, 2019, respectively. RMBS and cash have been pledged as collateral under these repurchase agreements (see Note 4).

The repurchase agreements had the following remaining maturities and weighted average rates as of the dates indicated (dollars in thousands):

Repurchase Agreements Characteristics

As of March 31, 2020

	Repurchase Agreements	Weighted Average Rate
Less than one month	$782,815	1.51%
One to three months	722,619	1.73%
Greater than three months	59,798	1.78%
Total/Weighted Average	$1,565,232	1.62%

As of December 31, 2019

	Repurchase Agreements	Weighted Average Rate
Less than one month	$928,646	2.24%
One to three months	1,231,422	1.94%
Greater than three months	177,570	1.98%
Total/Weighted Average	$2,337,638	2.06%

There were no overnight or demand securities as of March 31, 2020 or December 31, 2019.